DEPOSIT AND PREPAYMENTS (Details Narrative) - USD ($)	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2021
One Eighty Holdings Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Allowance for doubtful debt